3. Furniture and Equipment - Furniture and Equipment (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Property and Equipment - gross	$ 151,320	$ 149,829
Less: Accumulated Depreciation	(22,625)	(17,221)
Property and Equipment - net	128,695	132,609
Office Equipment
Property and Equipment - gross	120,759	120,759
Furniture and Fixtures
Property and Equipment - gross	$ 30,560	$ 29,070